OTHER FINANCIAL ASSETS AT AMORTISED COST (Tables)	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

	30 June 2025	31 December 2024
	£m	£m
Debt securities	3,718	3,408
	3,718	3,408